Label	Element	Value
(Allspring Index Fund) | (Allspring Index Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index.
(Allspring Index Fund) | (Allspring Index Fund) | Risk Nondiversified Status [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Non-diversification risk. To closely track the composition of the Fund’s target index, more than 25% of the Fund’s total assets may be invested in issuers representing more than 5% of the Fund’s total assets. In that case, the Fund would be non-diversified under the Investment Company Act of 1940, although it would continue to hold approximately 500 stocks across a number of sectors. When the Fund is operating as non-diversified, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience more significant fluctuations in value than if the Fund was diversified.